Accrued Expenses and Other Current liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Accrued Expenses and Other Current Liabilities [Line Items]
Unearned revenues	$ 121	6,627	5,548
License fees	12	665	696
Deposits from customers and contractors	18	963	2,128
Accrued payroll	87	4,740	4,287
Interest payable	11	606	669
Other accrued expenses	170	9,257	6,348
Derivative financial instruments	7	411	1,571
Other current liabilities	41	2,213	2,049
Total	$ 467	25,482	23,296